Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA INVESTORS TRUST
Voya High Yield Portfolio
(the “Portfolio”)
Supplement dated June 25, 2025
to the Portfolio’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Shares’
Prospectus,
dated May 1, 2025, as supplemented
(the “Prospectus”)
Effective June 16, 2025: (1) Principal Investment Strategies and risks for the Portfolio are revised to allow the Portfolio to invest in convertible securities; (2) the secondary benchmark for the Portfolio is changed from Bloomberg High Yield Bond – 2% Issuer Constrained Composite Index to the ICE BofA U.S. High Yield Index; (3) Mohamed Basma, CFA and Randall Parrish, CFA are removed as portfolio managers for the Portfolio; and (4) Justin Kass, CFA, David J. Oberto, and Ethan Turner, CFA are added as portfolio managers for the Portfolio.
Effective immediately, the Prospectus is revised as follows:
1.All references to Mohamed Basma, CFA and Randall Parrish, CFA as portfolio managers for the Portfolio are deleted in their entirety.
2.The first paragraph in the section of the Prospectus entitled “Principal Investment Strategies” in the Portfolio’s Summary Section is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high-yield bonds. For purposes of this 80% policy, high-yield bonds (sometimes referred to as “high- yield securities” or “junk bonds ”) include, without limitation, bonds, debt instruments, and other fixed income and income-producing debt instruments, of any kind, issued or guaranteed by governmental or private-sector entities that are rated below investment grade by one or more nationally recognized statistical rating organizations (“NRSROs”) ( e.g. , rated Ba1 or below by Moody’s Ratings, or BB+ or below by S&P Global Ratings or Fitch Ratings, Inc.) or, if unrated, determined by the Fund to be of comparable quality. High-yield bonds include, but are not limited to: bank loans; payment- in - kind securities; fixed and variable floating rate and deferred interest debt obligations; convertible securities; zero-coupon bonds and debt obligations provided they meet the criteria for below investment grade set forth above.
3.The section of the Prospectus entitled “Principal Risks” in the Portfolio’s Summary Section is amended to include the following risk:
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. In addition, because convertible securities react to changes in the value of the underlying stock, they are subject to market risk.

Voya High Yield Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA INVESTORS TRUST
Voya High Yield Portfolio
(the “Portfolio”)
Supplement dated June 25, 2025
to the Portfolio’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Shares’
Prospectus,
dated May 1, 2025, as supplemented
(the “Prospectus”)
Effective June 16, 2025: (1) Principal Investment Strategies and risks for the Portfolio are revised to allow the Portfolio to invest in convertible securities; (2) the secondary benchmark for the Portfolio is changed from Bloomberg High Yield Bond – 2% Issuer Constrained Composite Index to the ICE BofA U.S. High Yield Index; (3) Mohamed Basma, CFA and Randall Parrish, CFA are removed as portfolio managers for the Portfolio; and (4) Justin Kass, CFA, David J. Oberto, and Ethan Turner, CFA are added as portfolio managers for the Portfolio.
Effective immediately, the Prospectus is revised as follows:
1.All references to Mohamed Basma, CFA and Randall Parrish, CFA as portfolio managers for the Portfolio are deleted in their entirety.
2.The first paragraph in the section of the Prospectus entitled “Principal Investment Strategies” in the Portfolio’s Summary Section is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high-yield bonds. For purposes of this 80% policy, high-yield bonds (sometimes referred to as “high- yield securities” or “junk bonds ”) include, without limitation, bonds, debt instruments, and other fixed income and income-producing debt instruments, of any kind, issued or guaranteed by governmental or private-sector entities that are rated below investment grade by one or more nationally recognized statistical rating organizations (“NRSROs”) ( e.g. , rated Ba1 or below by Moody’s Ratings, or BB+ or below by S&P Global Ratings or Fitch Ratings, Inc.) or, if unrated, determined by the Fund to be of comparable quality. High-yield bonds include, but are not limited to: bank loans; payment- in - kind securities; fixed and variable floating rate and deferred interest debt obligations; convertible securities; zero-coupon bonds and debt obligations provided they meet the criteria for below investment grade set forth above.
3.The section of the Prospectus entitled “Principal Risks” in the Portfolio’s Summary Section is amended to include the following risk:
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. In addition, because convertible securities react to changes in the value of the underlying stock, they are subject to market risk.